Consolidated statements of net income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Passenger revenue	R$ 5,039,607	R$ 10,907,889	R$ 8,670,132
Cargo and other revenue	704,519	534,428	386,932
Net revenue	5,744,126	11,442,317	9,057,064
Operating expenses
Aircraft fuel	(1,508,750)	(3,085,603)	(2,644,261)
Salaries, wages and benefits	(1,426,637)	(1,868,402)	(1,413,017)
Landing fees	(465,606)	(724,971)	(592,100)
Traffic and customer servicing	(288,327)	(476,481)	(395,394)
Sales and marketing	(329,829)	(444,079)	(368,663)
Maintenance materials and repairs	(464,566)	(354,105)	(250,105)
Depreciation, Amortization and Impairment	(1,805,553)	(1,622,352)	(1,284,050)
Impairment	757,554	(2,897,333)	0
Other operating expenses, net	(1,611,493)	(1,164,391)	(915,850)
Total operating expenses	(7,143,207)	(12,637,717)	(7,863,440)
Operating profit (loss)	(1,399,081)	(1,195,400)	1,193,624
Financial result
Financial income	60,298	72,071	74,522
Financial expenses	(3,269,941)	(1,329,524)	(1,094,828)
Derivative financial instruments	(1,452,116)	325,452	298,094
Foreign currency exchange, net	(4,302,540)	(391,905)	(1,306,063)
Financial result	(8,964,299)	(1,323,906)	(2,028,275)
Result from related party transactions, net	(713,834)	(16,959)	381,725
Loss before income tax and social contribution	(11,077,214)	(2,536,265)	(452,926)
Current income tax and social contribution	(11)	(2,228)	(11,224)
Deferred income tax and social contribution	242,516	135,407	(171,581)
Loss for the year	R$ (10,834,709)	R$ (2,403,086)	R$ (635,731)
Common Shares
Earnings per share [line items]
Basic net income (loss) per share	R$ (0.42)	R$ (0.09)	R$ (0.03)
Diluted net income (loss) per share	(0.42)	(0.09)	(0.03)
Preference Shares
Earnings per share [line items]
Basic net income (loss) per share	(31.67)	(7.05)	(1.88)
Diluted net income (loss) per share	R$ (31.67)	R$ (7.05)	R$ (1.88)